Schedule of Estimated amortization expenses (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025		$ (688,407)
2026		(688,407)
2027		(602,822)
2028		(382,674)
2029		(59,200)
Total	$ (1,772,442)	$ (2,421,510)	$ (2,977,564)